Consolidated Statement of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)	USD ($)	Adjustment On Adoption Of IFRS Sixteen [member] INR (₨)	Share capital, fully paid-up [member] INR (₨) shares	Share capital, fully paid-up [member] USD ($) shares	Share premium [member] INR (₨)	Share premium [member] USD ($)	Retained earnings [member] INR (₨)	Retained earnings [member] USD ($)	Retained earnings [member] Adjustment On Adoption Of IFRS Sixteen [member] INR (₨)	Share-based payment reserve [member] INR (₨)	Share-based payment reserve [member] USD ($)	Special Economic Zone Re-investment reserve [member] INR (₨)	Special Economic Zone Re-investment reserve [member] USD ($)	Foreign currency translation reserve [member] INR (₨)	Foreign currency translation reserve [member] USD ($)	Cash flow hedging reserves [member] INR (₨)	Cash flow hedging reserves [member] USD ($)	Other reserves [member] INR (₨) [1]	Other reserves [member] USD ($)	[1]	Equity attributable to the equity holders of the Company [member] INR (₨)	Equity attributable to the equity holders of the Company [member] USD ($)	Equity attributable to the equity holders of the Company [member] Adjustment On Adoption Of IFRS Sixteen [member] INR (₨)	Non- controlling interest [member] INR (₨)	Non- controlling interest [member] USD ($)
Balance at the beginning of the year at Mar. 31, 2019		₨ 570,753			₨ 12,068		₨ 533		₨ 506,135			₨ 2,617		₨ 28,565		₨ 15,250		₨ 2,415		₨ 533			₨ 568,116			₨ 2,637
Beginning balance, shares at Mar. 31, 2019 | shares	[2]				6,033,935,388	6,033,935,388
Statement [LineItems]
Adjustment on adoption of IFRS 16				₨ (872)							₨ (872)														₨ (872)
Adjusted balance as at April 1, 2019		569,881			₨ 12,068		533		505,263			2,617		28,565		15,250		2,415		533			567,244			2,637
Adjusted balance as at April 1, 2019, shares | shares	[2]				6,033,935,388	6,033,935,388
Comprehensive income for the year
Profit for the year		97,713							97,218														97,218			495
Other comprehensive income		4,613														8,289		(4,730)		896			4,455			158
Total comprehensive income for the year		102,326							97,218							8,289		(4,730)		896			101,673			653
Issue of equity shares on exercise of options		5			₨ 5		742					(742)											5
Issue of equity shares on exercise of options, shares | shares	[2]				2,498,925	2,498,925
Buyback of equity shares, including tax thereon	[3]	(105,000)			₨ (646)				(105,000)											646			(105,000)
Buyback of equity shares, including tax thereon, shares | shares	[2],[3]				(323,076,923)	(323,076,923)
Transaction cost related to buyback of equity shares		(311)							(311)														(311)
Issue of shares by controlled trust on exercise of options	[2]								1,026			(1,026)
Compensation cost related to employee share-based payment		1,271							9			1,262											1,271
Effect of modification of ADS RSUs from equity settled to cash settled	[4]	(561)										(561)											(561)
Transferred to special economic zone re-investment reserve									(15,239)					15,239
Dividend (including dividend tax thereon)	[3]	(6,863)							(6,863)														(6,863)
Dividend to Non-controlling interests holders		(1,415)																								(1,415)
Other transactions for the year		(112,874)			₨ (641)		742		(126,378)			(1,067)		15,239						646			(111,459)			(1,415)
Other transactions for the year, shares | shares	[2]				(320,577,998)	(320,577,998)
Balance at the end of the year at Mar. 31, 2020		559,333			₨ 11,427		1,275		476,103			1,550		43,804		23,539		(2,315)		2,075			557,458			1,875
Ending balance, shares at Mar. 31, 2020 | shares	[2]				5,713,357,390	5,713,357,390
Comprehensive income for the year
Profit for the year		108,662							107,946														107,946			716
Other comprehensive income		6,679														(603)		4,045		3,290			6,732			(53)
Total comprehensive income for the year		115,341							107,946							(603)		4,045		3,290			114,678			663
Issue of equity shares on exercise of options		6			₨ 6		866					(866)											6
Issue of equity shares on exercise of options, shares | shares	[2]				3,281,165	3,281,165
Buyback of equity shares, including tax thereon	[3]	(116,445)			₨ (475)		(1,427)		(115,018)											475			(116,445)
Buyback of equity shares, including tax thereon, shares | shares	[2],[3]				(237,500,000)	(237,500,000)
Transaction cost related to buyback of equity shares		(199)							(199)														(199)
Issue of shares by controlled trust on exercise of options	[2]								662			(662)
Compensation cost related to employee share-based payment		2,317							7			2,310											2,317
Transferred from special economic zone re-investment reserve									2,650					(2,650)
Effect of modification of ADS RSUs from cash settled to equity settled	[4]	739										739											739
Dividend (including dividend tax thereon)	[3]	(6,419)							(5,459)														(5,459)			(960)
Others		(80)																								(80)
Other transactions for the year		(120,081)			₨ (469)		(561)		(117,357)			1,521		(2,650)						475			(119,041)			(1,040)
Other transactions for the year, shares | shares	[2]				(234,218,835)	(234,218,835)
Balance at the end of the year at Mar. 31, 2021		554,593			₨ 10,958		714		466,692			3,071		41,154		22,936		1,730		5,840			553,095			1,498
Ending balance, shares at Mar. 31, 2021 | shares	[2]				5,479,138,555	5,479,138,555
Comprehensive income for the year
Profit for the year		122,329	$ 1,612						122,191														122,191			138
Other comprehensive income		11,600	153													3,914		(253)		7,890			11,551			49
Total comprehensive income for the year		133,929	1,765						122,191							3,914		(253)		7,890			133,742			187
Issue of equity shares on exercise of options		6			₨ 6		852					(852)											6
Issue of equity shares on exercise of options, shares | shares	[2]				2,931,560	2,931,560
Issue of shares by controlled trust on exercise of options	[2]								1,071			(1,071)
Compensation cost related to employee share-based payment		4,119							9			4,110											4,119
Transferred to special economic zone re-investment reserve									(5,907)					5,907
Dividend (including dividend tax thereon)	[3]	(33,939)							(32,804)														(32,804)			(1,135)
Others		(35)																								(35)
Other transactions for the year		(29,849)			₨ 6		852		(37,631)			2,187		5,907									(28,679)			(1,170)
Other transactions for the year, shares | shares	[2]				2,931,560	2,931,560
Balance at the end of the year at Mar. 31, 2022		₨ 658,673	$ 8,682		₨ 10,964	$ 145	₨ 1,566	$ 21	₨ 551,252	$ 7,266		₨ 5,258	$ 69	₨ 47,061	$ 620	₨ 26,850	$ 354	₨ 1,477	$ 19	₨ 13,730	$ 181		₨ 658,158	$ 8,675		₨ 515	$ 7
Ending balance, shares at Mar. 31, 2022 | shares	[2]				5,482,070,115	5,482,070,115

[1]	Refer to Note 20
[2]	Includes 22,746,081, 19,401,215 and 14,689,729 treasury shares held as at March 31, 2020, 2021 and 2022, respectively by a controlled trust. 4,607,772, 3,344,866 and 4,711,486 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2020, 2021 and 2022, respectively.
[3]	Refer to Note 22
[4]	Refer to Note 30